Segment Reporting (Information for Long-Lived Assets Based on Physical Location) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Long-lived assets	¥ 264,487	¥ 261,491	¥ 270,557
Japan
Segment Reporting Information [Line Items]
Long-lived assets	182,793	173,683	180,342
Asia
Segment Reporting Information [Line Items]
Long-lived assets	43,785	49,936	49,140
Europe
Segment Reporting Information [Line Items]
Long-lived assets	16,661	16,153	21,395
United States of America
Segment Reporting Information [Line Items]
Long-lived assets	14,264	14,743	13,377
Other Countries
Segment Reporting Information [Line Items]
Long-lived assets	¥ 6,984	¥ 6,976	¥ 6,303